Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Provisions
Current provisions	€ 54,410	€ 39,260
Non-current provisions	16,427	18,021
Other personnel expenses
Provisions
Current provisions	47,490	33,983
Non-current provisions	1,209	2,029
Pensions
Provisions
Current provisions	1,730	1,478
Non-current provisions	12,531	12,950
Other provisions
Provisions
Current provisions	5,190	3,799
Non-current provisions	€ 2,687	€ 3,042